Share-based compensation	12 Months Ended
Dec. 31, 2017
Share based compensation [Abstract]
Share-based compensation
25.	Share-based compensation

(a)	YY’s share-based awards

(i)	Share options

Pre-2009 Scheme Options

Grant of options

Before the adoption of the Employee Equity Incentive Scheme (the “2009 Incentive Scheme”), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009 respectively. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as “Pre-2009 Scheme Options”).

Vesting of options

These Pre-2009 Scheme Options will vest over a four years’ service period, with 25% of the options vesting after the first anniversary of the vesting inception date and the remaining 75% in six equal installments over the following 36 months. The options may be exercised provided that both the service conditions and a performance condition are met. The performance condition is defined to be i) an initial public offering, ii) completion of a financing meeting certain criteria, iii) an internal reorganization, or iv) a voluntary winding up of Duowan BVI. The performance condition that is tied to completion of a financing fulfilling certain criteria was met in June 2008 or November 2009.

The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2015, 2016 and 2017:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959
Exercised	(6,611,970)	0.0061	2.46

Outstanding, vested and exercisable, December 31, 2015	768,375	0.0067	2.99	2,395
Exercised	(234,720)	0.0067	2.00

Outstanding, vested and exercisable, December 31, 2016	533,655	0.0067	1.98	1,048
Exercised	(379,120)	0.0067	0.97

Outstanding, vested and exercisable, December 31, 2017	154,535	0.0067	1.00	873

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

The aggregate intrinsic value in the table above represents the difference between the Company’s common shares as of December 31, 2015, 2016 and 2017 and the exercise price.

The total intrinsic value of options exercised during the year ended December 31, 2015, 2016 and 2017 amounted to RMB122,956, RMB3,270 and RMB9,415, respectively. Since all the share options have been vested, no share-based compensation expense related to share options were incurred for the years ended December 31, 2015, 2016 and 2017.

(ii)	Restricted Share Units

On September 16, 2011, the board of directors of the Company approved the 2011 Share Incentive Scheme. In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

During the years ended December 31, 2015, 2016 and 2017, the Company granted restricted share units to employees of 16,012,644, 1,530,008 and 22,090,030 respectively pursuant to the 2011 Share Incentive Plan.

During the years ended December 31, 2017, the Company granted restricted share units to non-employees of 150,000 pursuant to the 2011 Share Incentive Plan.

The following table summarizes the restricted share units activity for the years ended December 31, 2015, 2016 and 2017:

	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, December 31, 2014	38,806,095	1.5984

Granted	16,012,644	3.3358
Forfeited	(7,312,548)	1.8920
Vested	(11,222,589)	1.4374

Outstanding, December 31, 2015	36,283,602	2.3535

Granted	1,530,008	1.8618
Forfeited	(4,628,202)	2.7386
Vested	(12,229,688)	2.0151

Outstanding, December 31, 2016	20,955,720	2.4320

Granted	22,090,030	5.3001
Forfeited	(4,007,728)	2.5561
Vested	(8,163,878)	2.3227

Outstanding, December 31, 2017	30,874,144	4.4969

Expected to vest at December 31, 2017	27,320,315	4.3810

For the years ended December 31, 2015, 2016 and 2017, the Company recorded share-based compensation of RMB152,205, RMB143,350 and RMB211,189, using the graded-vesting attribution method.

As of December 31, 2017, total unrecognized compensation expense relating to the restricted share units was RMB505,073. The expense is expected to be recognized over a weighted average period of 1.12 years using the graded-vesting attribution method.

(b)	Huya’s share-based awards

(i)	Share options

Grant of options

On July 10, 2017, the Board of Directors of Huya approved the establishment of Huya 2017 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to Huya. The Huya 2017 Share Incentive Plan shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under Huya 2017 Share Incentive Plan shall be 17,647,058 shares. For the year ended December 31, 2017, Huya granted 11,737,705 share options to employees pursuant to the Huya 2017 Share Incentive Plan.

Vesting of options

There are two types of vesting schedule under the Huya 2017 Share Incentive Plan, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and ii) options will be vested in four equal installments over the following 48 months.

These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.

Movements in the number of share options granted to Huya’s employees and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)

As of January 1, 2017	-	-	-
Granted	11,737,705	2.5500	10.00
Forfeited	(18,000)	2.5500

As of December 31, 2017	11,719,705	2.5500	9.75
Expected to vest at December 31, 2017	10,675,362	2.5500	9.61

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

Huya has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

For the year ended December 31,
2017

Weighted average fair value per option granted	1.3798
Weighted average exercise price	2.5500
Risk-free interest rate (1)	2.25%
Expected term (in year) (2)	10
Expected volatility (3)	55%
Dividend yield (4)	-

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.

For the year ended December 31, 2017, the Company recorded share-based compensation of RMB19,473, using the graded-vesting attribution method.

As of December 31, 2017, there was RMB77,660 unrecognized share-based compensation expense relating to Huya 2017 Share Incentive Plan granted to employees. The expense is expected to be recognized over a weighted-average remaining vesting period of 1.25 years using the graded-vesting attribution method.

(ii)	Ordinary Share awards

In October 2017, the Company transferred, at nominal consideration, 1,551,495 ordinary shares of Huya to the management of the Group, for their service provided. The share awards were immediately vested and the Company recorded a share-based compensation charge of RMB28,226 for the year ended December 31, 2017.

The fair value of the ordinary shares of Huya was determined at the grant date by the Company.

(c)	Other subsidiaries’ share-based awards

For the years ended December 31, 2015, 2016 and 2017, the Company recorded share-based compensation of RMB33,167, RMB13,936 and a reversal of RMB1,227 for restricted shares to the founder of the subsidiaries of a variable interest entity.